Leases - Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases
Operating cash flows from operating leases	$ 123,811	$ 164,159	$ 301,524
Operating cash flows from finance leases	9,332	2,295	9,826
Financing cash flows from finance leases	23,227	10,454	31,841
Operating leases	$ 17,967	61,872	81,198
Finance leases			175,311
Right-of-use assets and liabilities recognized at January 1, 2019 upon adoption of ASC 842		$ 730,180	$ 730,180